Fair Value Measurements (Details) - Schedule of Warrants Based on a Black Scholes Option Pricing Method. - $ / shares	9 Months Ended	12 Months Ended
	Oct. 01, 2023	Dec. 31, 2022	Dec. 31, 2021
Series B Redeemable Convertible Preferred Stock Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected term		3 years 1 month 6 days	4 years 1 month 6 days
Expected volatility		72.50%	73.00%
Risk-free interest rate		4.20%	1.10%
Expected dividend yield		0.00%	0.00%
Series C Redeemable Convertible Preferred Stock Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected term		3 years 7 months 6 days	4 years 7 months 6 days
Expected volatility		72.50%	73.00%
Risk-free interest rate		4.00%	1.20%
Expected dividend yield		0.00%	0.00%
Series D-7 Redeemable Convertible Preferred Stock Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected term		1 year 6 months
Expected volatility		78.50%	0.00%
Risk-free interest rate		4.70%	0.00%
Expected dividend yield		0.00%	0.00%
Public, Private Placement and Working Capital Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected term	7 years
Expected volatility	77.00%
Risk-free interest rate	3.92%
Expected dividend yield	0.00%
Convertible Promissory Notes [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected term	1 year 9 months 18 days
Expected volatility	178.00%
Risk-free interest rate	5.12%
Common stock trading price (in Dollars per share)	$ 2.1
Simulation period